Payroll and Related Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule Of Payroll and Related Liabilities

Payroll and related liabilities at June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Payroll	$66,165	$—
Payroll taxes	238,461	243,208
Totals	$304,626	$243,208
Accrued payroll and payroll taxes at December 31, 2019 and 2018 consisted of the following:
	2019	2018
Payroll	$—	$—
Payroll taxes	243,208	246,067
Totals	$243,208	$246,067